Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Miscellaneous current assets [abstract]
Disclosure of other current assets
The composition of other current assets is shown below:

		December 31	December 31
(in thousands)	Note	2020	2019

Non-revolving term loan		$813	$431

Prepaid expenses		2,388	1,492

Class action settlement recoverable	28	-	41,500

Other		64	205

Total other current assets		$3,265	$43,628